INCOME TAXES (Significant Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Carryforward tax losses	$ 15,836	$ 14,635
Allowance for doubtful accounts	104	99
Provisions for employees related obligations	353	104
Research and development	472	559
Other	3	53
Deferred tax assets, gross	16,768	15,685
Less - valuation allowance	(16,768)	(15,685)
Net deferred tax assets